Leases (Operating Leases Footnote Narrative to Schedule) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 16.8